Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing
Note 4.  Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $201,405,241 and $196,240,331 at December 31, 2011 and 2010, respectively. Net gains realized on the sale of loans amounted to $792,303 and $1,203,014 for the years ended December 31, 2011 and 2010, respectively.

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at December 31, 2011 and 2010, was $1,097,442 and $1,076,708, respectively. The estimated fair value of these rights as of such dates was $1,167,808 and $1,076,708, respectively.

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	2011	2010

Balance at beginning of year	$1,076,708	$932,961
Mortgage servicing rights capitalized	355,730	403,026
Mortgage servicing rights amortized	(346,165)	(392,233)
Change in valuation allowance	11,169	132,954
Balance at end of year	$1,097,442	$1,076,708